Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2024
Prepaid Expenses and Other Current Assets.
Prepaid Expenses and Other Current Assets

Note 9 – Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets comprised the following:

	At December 31,	At December 31,
	2024	2023
Prepaid expenses	$10.6	$30.0
Debt issue costs	0.4	0.6
	$11.0	$30.6